Borrowings - Terminated Facilities (Details) $ in Thousands																	1 Months Ended		12 Months Ended
	Jul. 25, 2016 USD ($) item	Apr. 05, 2016 USD ($)	Feb. 24, 2016 USD ($)	Dec. 29, 2015 USD ($)	Dec. 10, 2015 USD ($)	Sep. 04, 2015 USD ($)	Apr. 24, 2015 USD ($)	Dec. 10, 2014 USD ($)	Nov. 19, 2014 USD ($)	Oct. 09, 2014 USD ($)	Jun. 24, 2014 USD ($)	Jun. 10, 2014 USD ($)	Jun. 03, 2014 USD ($)	May 14, 2014 USD ($) item	May 12, 2014 USD ($)	Apr. 01, 2014 USD ($) entity item	Feb. 28, 2019 USD ($)	Oct. 31, 2013 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 25, 2016 USD ($)	Jul. 01, 2015 entity	Mar. 25, 2015 USD ($)	Sep. 25, 2013 USD ($)	May 17, 2013 USD ($)	Jan. 18, 2012 USD ($) item	Dec. 23, 2011 USD ($) tranche item	Oct. 03, 2011 USD ($) tranche item	Mar. 31, 2008 USD ($)
Borrowings
Bank loans and bond repayments																			$ 231,753	$ 397,008	$ 1,983,576
Maximum | GasLog Partners LP
Borrowings
Maximum amount of refinancing of the outstanding debt																	$ 450,000
Danish Ship Finance A/S loan | GAS-one Ltd
Borrowings
Maximum loan facility amount																														$ 174,033
Number of vessels on which the existing indebtedness is refinanced | item	8
Bank loans and bond repayments	$ 115,523
Danish Ship Finance A/S loan | Maximum | GAS-one Ltd
Borrowings
Maximum amount of refinancing of the outstanding debt	1,050,000
DNB Bank ASA, UBS AG, National Bank of Greece S.A., Commonwealth Bank of Australia and Skandinaviska Enskilda Banken AB (publ) loan | GAS-two Ltd
Borrowings
Bank loans and bond repayments	122,175
Term loan facility | GAS-two Ltd
Borrowings
Maximum loan facility amount																										$ 110,000
Revolving credit facility | GAS-two Ltd
Borrowings
Maximum loan facility amount																										$ 50,000
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-five Ltd. and GAS-six Ltd.
Borrowings
Maximum loan facility amount																													$ 277,000
Number of LNG vessels financed | item																													2
Number of tranches in loan agreement | tranche																													2
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-five Ltd
Borrowings
Bank loans and bond repayments									$ 48,225
Prepayment of debt															$ 82,634
Nordea Bank Finland PLC, ABN Amro Bank N.V. and Citibank International PLC syndicated loan | GAS-six Ltd
Borrowings
Bank loans and bond repayments	116,096
Credit Suisse AG loan | GAS-seven Ltd
Borrowings
Maximum loan facility amount																											$ 144,000
Bank loans and bond repayments	124,000
Number of new building vessels financed | item																											1
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) loan | GAS-eight Ltd., GAS-nine Ltd. and GAS-ten Ltd
Borrowings
Maximum loan facility amount																												$ 435,000
Bank loans and bond repayments	398,780
Number of tranches in loan agreement | tranche																												3
Number of new building vessels financed | item																												3
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) loan | GAS-eight Ltd
Borrowings
Drawn amount											$ 143,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) loan | GAS-nine Ltd
Borrowings
Drawn amount								$ 146,000
DnB Bank ASA, Commonwealth Bank of Australia, Danish Ship Finance A/S, ING Bank N.V. and Skandinaviska Enskilda Banken AB (publ) loan | GAS-ten Ltd
Borrowings
Drawn amount							$ 146,000
Citibank N.A., London Branch, Citibank International Plc. and DVB America N.V., term loan facility | GAS-fifteen Ltd
Borrowings
Maximum loan facility amount																									$ 100,000
Bank loans and bond repayments	$ 83,325
Amount transferred between lenders																		$ 50,000
Citibank, N.A. London Branch loan | GAS-eighteen Ltd
Borrowings
Bank loans and bond repayments		$ 108,500
Citibank, N.A. London Branch loan | GAS-sixteen Ltd., GAS-seventeen Ltd. and GAS-eighteen Ltd.
Borrowings
Maximum loan facility amount																$ 325,500
Number of LNG vessels financed | item																3
Facility term																2 years
Citibank, N.A. London Branch loan | GAS-sixteen Ltd. and GAS-seventeen Ltd.
Borrowings
Bank loans and bond repayments									$ 192,000
Number of entities acquired | entity																2
Citibank, N.A. London Branch loan | GAS-sixteen Ltd. and GAS-seventeen Ltd. | GasLog Partners LP
Borrowings
Prepayment of debt										$ 25,000
Debt assumed from acquired entities																$ 217,000
Citibank, N.A. London Branch loan | GAS-nineteen Ltd, GAS-twenty Ltd and GAS-twenty one Ltd
Borrowings
Maximum loan facility amount														$ 325,500
Bank loans and bond repayments		305,500
Number of LNG vessels financed | item														3
Drawn amount											$ 108,500	$ 108,500	$ 108,500
Facility term														2 years
Number of entities acquired | entity																							3
Citibank, N.A. London Branch loan | GAS-nineteen Ltd, GAS-twenty Ltd and GAS-twenty one Ltd | GasLog Partners LP
Borrowings
Debt assumed from acquired entities																						$ 325,500
Citibank, N.A. London Branch loan | GAS-nineteen Ltd | GasLog Partners LP
Borrowings
Prepayment of debt						$ 10,000
Citibank, N.A. London Branch loan | GAS-twenty Ltd | GasLog Partners LP
Borrowings
Prepayment of debt					$ 5,000
Citibank, N.A. London Branch loan | GAS-twenty one Ltd | GasLog Partners LP
Borrowings
Prepayment of debt				$ 5,000
Senior secured term loan facility | GAS-twenty six Ltd. and GAS-twenty seven Ltd
Borrowings
Maximum loan facility amount																								$ 325,000
Bank loans and bond repayments		162,500
Prepayment of debt			$ 162,500
Subordinated term loan facility | GAS-twenty six Ltd. and GAS-twenty seven Ltd
Borrowings
Maximum loan facility amount																								$ 135,000
Bank loans and bond repayments		$ 67,500
Prepayment of debt			$ 67,500